Vessels, Net - Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Beginning balance	$ 107,992
Depreciation	(5,320)	$ (5,500)	$ (5,567)
Vessel impairment charge		2,282
Additions	625
Ending balance	87,507	107,992
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	134,310	138,060	138,060
Depreciation
Vessel impairment charge		(3,750)
Additions	625
Reclassification of vessel as held-for-sale	(26,412)
Ending balance	108,523	134,310	138,060
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(26,318)	(22,286)	(16,719)
Depreciation	(5,320)	(5,500)	(5,567)
Vessel impairment charge		1,468
Additions
Reclassification of vessel as held-for-sale	10,622
Ending balance	(21,016)	(26,318)	(22,286)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	107,992	115,774	121,341
Depreciation	(5,320)	(5,500)	(5,567)
Vessel impairment charge		(2,282)
Additions	625
Reclassification of vessel as held-for-sale	(15,790)
Ending balance	$ 87,507	$ 107,992	$ 115,774